Subsequent Event (Details) (Subsequent Event [Member])	12 Months Ended
Dec. 31, 2012
Warrant [Member]
Subsequent Event [Line Items]
Treasury stock (in shares)	500,000
Cumulative Perpetual Preferred Stock, Series A [Member]
Subsequent Event [Line Items]
Cumulative Perpetual Preferred Stock, Series A sold by treasury (in shares)	28,000
Preferred shares accrue rate (in hundredths)	5.00%
Number of initial years for which a specified dividend rate is used	5 years
Preferred shares accrue rate after five years (in hundredths)	9.00%
Preferred shares redeemable at option (in hundredths)	100.00%